UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

CONSOLIDATED FINANCIAL STATEMENTS

FEG Absolute Access TEI Fund LLC
Six Months Ended September 30, 2015
(unaudited)

FEG Absolute Access TEI Fund LLC

Consolidated Financial Statements

Six Months Ended September 30, 2015
(unaudited)

Financial Statements of FEG Absolute Access Fund LLC

FEG Absolute Access TEI Fund LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital

September 30, 2015
(unaudited)

Assets
Cash	$1,016,251
Investment in FEG Absolute Access Fund LLC, at fair value (cost $347,970,966)	336,700,383
Other assets	55,960
Total assets	$337,772,594

Liabilities and members' capital
Capital contributions received in advance	$15,000
Capital withdrawals payable	1,001,103
Withholding tax payable	183,316
Accounting and administration fees payable	40,919
Directors fees payable	12,000
Professional fees payable	6,892
Other liabilities	43,977
Total liabilities	1,303,207
Members' capital	336,469,387
Total liabilities and members' capital	$337,772,594

Components of members' capital
Paid-in capital	$312,764,382
Accumulated net investment loss	(12,355,147)
Accumulated net realized gain on investments	31,166,300
Accumulated net unrealized appreciation on investments	4,893,852
Members' capital	$336,469,387

Units issued and outstanding (unlimited units authorized)	292,706
Net Asset Value per unit	$1,149.51

See accompanying notes.

1

FEG Absolute Access TEI Fund LLC

Consolidated Statement of Operations

Six Months Ended September 30, 2015
(unaudited)

Investment income/(loss) allocated from FEG Absolute Access Fund LLC
Dividend income	$2,027
Expenses	(1,759,898)
Net investment loss allocated from FEG Absolute Access Fund LLC	(1,757,871)

Fund expenses
Accounting and administration fees	61,128
Professional fees	58,385
Compliance monitoring expense	50,000
Custodian fees	17,204
Directors fees	14,000
Other expenses	79,359
Total Fund expenses	280,076

Net investment loss	(2,037,947)

Realized and unrealized loss on investments allocated from FEG Absolute Access Fund LLC
Net realized gain on investments	993,741
Net change in unrealized appreciation/depreciation on investments	(10,767,018)
Net realized and unrealized loss on investments	(9,773,277)
Net decrease in members' capital resulting from operations	$(11,811,224)

See accompanying notes.

2

FEG Absolute Access TEI Fund LLC

Consolidated Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2015 (unaudited)	Year Ended March 31, 2015
Operations
Net investment loss	$(2,037,947)	$(3,538,689)
Net realized gain on investments	993,741	20,789,067
Net change in unrealized appreciation/depreciation on investments	(10,767,018)	(4,775,886)
Net change in members' capital from operations	(11,811,224)	12,474,492

Capital transactions
Capital contributions	49,424,769	81,078,616
Capital withdrawals	(22,468,751)	(11,999,324)
Net change in members' capital from capital transactions	26,956,018	69,079,292

Net change in members' capital	15,144,794	81,553,784

Members' capital at beginning of period	321,324,593	239,770,809
Members' capital at end of period	$336,469,387	$321,324,593
Accumulated net investment loss	$(12,355,147)	$(10,317,200)

Units transactions
Units sold	41,578	69,425
Units redeemed	(19,059)	(10,316)
Net change in units	22,519	59,109

See accompanying notes.

3

FEG Absolute Access TEI Fund LLC

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2015
(unaudited)

Operating activities
Net decrease in members’ capital resulting from operations	$(11,811,224)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(49,224,719)
Proceeds from sales of investments	22,664,663
Net investment loss allocated from FEG Absolute Access Fund LLC	1,757,871
Net realized gain on investments	(993,741)
Net change in unrealized appreciation/depreciation on investments	10,767,018
Changes in operating assets and liabilities:
Other assets	(27,792)
Withholding tax payable	(70,542)
Professional fees payable	(55,021)
Accounting and administration fees payable	413
Director fees payable	2,000
Other liabilities	35,056
Net cash used in operating activities	(26,956,018)

Financing activities
Proceeds from capital contributions	49,189,769
Payments for capital withdrawals	(22,503,955)
Net cash provided by financing activities	26,685,814

Net change in cash	(270,204)
Cash at beginning of period	1,286,455
Cash at end of period	$1,016,251

See accompanying notes.

4

FEG Absolute Access TEI Fund LLC

Consolidated Financial Highlights

	Six Months Ended September 30, 2015 (unaudited)	Year Ended March 31, 2015
Per unit operating performances:(1)
Net asset value per unit, beginning of period	$1,189.27	$1,135.93
Income from investment operations:
Net investment loss	(4.02)	(6.07)
Net realized and unrealized gain (loss) on investments	(35.74)	59.41
Total change in per unit value from investment operations	(39.76)	53.34

Net asset value per unit, end of period	$1,149.51	$1,189.27

			Year Ended March 31,
	Six Months Ended September 30, 2015 (unaudited)		2015	2014	2013	2012
Ratios to average members' capital:(2)
Total expenses	1.21	%(3)	1.34%	1.56%	1.39%	1.39%
Net investment loss	(1.21	)%(3)	(1.34)%	(1.56)%	(1.39)%	(1.39)%

Total return	(3.34	)%(4)	4.70%	6.94%	8.24%	(1.91)%
Portfolio turnover	6.75	%(4)	28.75%	17.93%	7.96%	8.84%
Members’ capital end of year (000’s)	$336,469		$321,325	$239,771	$159,565	$147,616

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	The ratios include the Fund’s proportionate share of income and expenses allocated from FEG Absolute Access Fund LLC.

(3)	Annualized.

(4)	Not annualized.

See accompanying notes.

5

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements

September 30, 2015
(unaudited)

1. Organization

FEG Absolute Access TEI Fund LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on January 20, 2011 and commenced operations on April 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Directors (the “Board”). The objective of the Fund is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. Effective January 1, 2015, the Fund attempts to achieve its investment objective by investing all or substantially all of its assets directly in FEG Absolute Access Fund LLC (“FEG Absolute Access Fund”). Prior to January 1, 2015, the Fund invested all or substantially all of its assets in FEG Absolute Access TEI Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund in turn invested all or substantially all of its assets in FEG Absolute Access Fund. The Offshore Fund was interposed between the Fund and FEG Absolute Access Fund and served as an intermediate entity so that any income generated by FEG Absolute Access Fund generally would not ultimately be recognized by Members (as defined below) as unrelated business taxable income (“UBTI”). The Fund invested in FEG Absolute Access Fund through the Offshore Fund. FEG Absolute Access Fund, a limited liability company organized under the laws of the State of Delaware, is also registered under the 1940 Act. The Fund and FEG Absolute Access Fund are managed by FEG Investors, LLC (the “Investment Manager”), an investment manager registered under the Investment Advisers Act of 1940, as amended. FEG Absolute Access Fund’s Board of Directors (the “FEG Absolute Access Fund Board”) has overall responsibility for the management and supervision of FEG Absolute Access Fund’s operations. To the extent permitted by applicable law, the FEG Absolute Access Fund Board may delegate any of its respective rights, powers and authority to, among others, the officers of FEG Absolute Access Fund, any committee of the FEG Absolute Access Fund Board, or the Investment Manager.

Units of limited liability company interest (“Units”) of the Fund are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

The Second Amended and Restated Limited Liability Company Operating Agreement (the “Operating Agreement”) for the Fund was approved by the Board at a meeting held on August 18, 2014, and by Members at a meeting held on December 12, 2014. The Operating Agreement: (a) allows the Fund to elect to be classified, for purposes of U.S. federal income tax, as a corporation that intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”); and (b) permits the creation of multiple classes of Units of the Fund. Member approval of the Operating Agreement resulted in the dissolution of the Offshore Fund effective December 31, 2014. Upon its dissolution, all assets and liabilities of the Offshore Fund were distributed to the Fund.

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the “Administrator”). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of the books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The Fund is an investment company, as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (ASC) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

6

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)

2. Significant Accounting Policies (continued)

Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Consolidated Financial Statements

The Consolidated Statement of Assets, Liabilities and Members’ Capital, Statement of Operations, Statements of Changes in Members’ Capital, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of the Offshore Fund through its dissolution on December 31, 2014. All significant intercompany accounts and transactions have been eliminated in consolidation.

Calculation of Members’ Capital and Net Asset Value per Unit

The Fund calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Fund values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Fund equals the value of the total assets of the Fund less liabilities, including accrued fees and expenses, each determined as of the date the Fund’s Members’ capital is calculated. The net asset value per unit equals Members’ capital divided by Units outstanding.

Investment in FEG Absolute Access Fund LLC

The Fund records its investment in FEG Absolute Access Fund at fair value which is represented by the Fund’s units held in FEG Absolute Access Fund valued at their per unit net asset value. Valuation of investment funds and other investments held by FEG Absolute Access Fund is discussed in the notes to FEG Absolute Access Fund’s financial statements. The performance of the Fund is directly affected by the performance of FEG Absolute Access Fund. The financial statements of FEG Absolute Access Fund, which accompany this report, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of FEG Absolute Access Fund for additional information regarding significant accounting policies that affect the Fund.

Taxation and Distributions to Members

For periods prior to January 1, 2015, the Fund, as a limited liability company, was classified as a partnership for federal tax purposes. Accordingly, no provision for federal income taxes was required.

Effective January 1, 2015, the Fund elected to be treated as a corporation for federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”). For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to its investors. Taxable income consists generally of net investment income and net capital gains. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes.

At September 30, 2015, the Fund’s cost and gross unrealized depreciation on investment in FEG Absolute Access Fund, based on federal income tax purposes were as follows:

Cost of investments	$347,970,966
Net unrealized depreciation on investment	$(11,270,583)

7

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)

2. Significant Accounting Policies (continued)

The Fund has a December 31 tax year-end. The Fund will file U.S. federal income and applicable state tax returns. The Investment Manager will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for the tax year ended December 31, 2015 will be the first tax year as RIC subject to Subchapter M of the IRC. Prior years ended December 31, 2011 through December 31, 2014, remain open and subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. For the six months ended September 30, 2015, the Fund did not incur any interest or penalties. The Investment Manager does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2015 for which Units are issued October 1, 2015. Capital contributions received in advance do not participate in the earnings of the Fund until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2015 but were paid subsequent to year-end.

3. Related Party Transactions

Prior to April 1, 2015, each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, received a fee of $2,500 per quarter. Effective April 1, 2015, each Independent Director receives a quarterly retainer of $3,500. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Directors’ fees totaled $14,000 for the six months ended September 30, 2015, of which $12,000 was payable as of September 30, 2015.

The Investment Manager received from the FEG Absolute Access Fund a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the FEG Absolute Access Fund’s month-end members’ capital balances. The Fund indirectly incurs the Management Fee as a member in the FEG Absolute Access Fund.

4. Members’ Capital

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. However, because all or substantially all of the Fund’s assets will be invested in FEG Absolute Access Fund, the Fund generally will find it necessary to liquidate a portion of its FEG Absolute Access Fund units in order to satisfy repurchase requests. Because FEG Absolute Access Fund’s units may not be transferred, the Fund may withdraw a portion of its FEG Absolute Access Fund units only pursuant to repurchase offers by FEG Absolute Access Fund. Therefore, the Fund does not expect to conduct a repurchase offer for Units unless FEG Absolute Access Fund contemporaneously conducts a repurchase offer for FEG Absolute Access Fund units.

8

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)

4. Members’ Capital (continued)

In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend to the FEG Absolute Access Fund Board that FEG Absolute Access Fund repurchases FEG Absolute Access Fund units from members twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the FEG Absolute Access Fund Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of FEG Absolute Access Fund’s outstanding units.

FEG Absolute Access Fund will make repurchase offers, if any, to all holders of FEG Absolute Access Fund units, including the Fund. The Fund does not expect to make a repurchase offer that is larger than the portion of FEG Absolute Access Fund’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on FEG Absolute Access Fund’s repurchase offers.

Subject to the considerations described above, the aggregate value of Units to be repurchased at any time will be determined by the Board in its sole discretion, and such amount may be stated as a percentage of the value of the Fund’s outstanding Units. Therefore, the Fund may determine not to conduct a repurchase offer at a time that FEG Absolute Access Fund conducts a repurchase offer.

The Board also will consider the following factors, among others, in making such determination: (i) whether FEG Absolute Access Fund is making a contemporaneous repurchase offer for FEG Absolute Access Fund units, and the aggregate value of FEG Absolute Access Fund units that FEG Absolute Access Fund is offering to repurchase; (ii) the liquidity of the assets of the applicable fund; (iii) the investment plans and working capital requirements of the applicable fund; (iv) the relative economies of scale with respect to the size of the applicable fund; (v) the history of the applicable fund in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

The Operating Agreement and the FEG Absolute Access Fund operating agreement each provides that the respective entity will be dissolved if any Member that has submitted a written request, in accordance with the terms of the applicable Operating Agreement, to tender all of such Member’s Units or FEG Absolute Access Fund’s units, as applicable, for repurchase by the applicable fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period). Such a dissolution of the FEG Absolute Access Fund would likely result in a determination to dissolve the Fund.

When the Board determines that the Fund will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Fund, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Fund may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from FEG Absolute Access Fund, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

9

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)

4. Members’ Capital (continued)

Members who tender a portion of their Units in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from its investment in FEG Absolute Access Fund), whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 2.00% of the repurchase price. The repurchase fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Fund does not intend to impose any charges on the repurchase of Units.

If Members request that the Fund repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

5. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10

FEG Absolute Access TEI Fund LLC

Notes to Consolidated Financial Statements (continued)

6. Exemptive Relief and Registration under 1933 Act

On August 22, 2014, the Fund submitted an exemptive application to the Securities and Exchange Commission (the “SEC”) to permit the Fund to offer multiple classes of Units of limited liability company interest (the “Exemptive Application”). The Exemptive Application was submitted to the SEC in conjunction with a proxy statement sent to Members of the Fund requesting approval of the Operating Agreement, which was approved at the meeting of the Members held on December 12, 2014, and the Fund’s registration statement under the Securities Act of 1933 (the “1933 Act”), which is discussed below. The SEC declared the Exemptive Application effective and granted the Fund an exemptive order on September 9, 2015.

The Board approved the filing of a registration statement, which was filed with the SEC on October 23, 2014, to allow the Fund to register Units under the 1933 Act. Additionally, the Board approved the name change of the Fund from FEG Absolute Access TEI Fund LLC to FEG Absolute Access Fund I LLC, contingent upon the Fund receiving the Exemptive Order from the SEC and the Fund’s proposed Operating Agreement being approved by its Members. The Operating Agreement was approved at a special meeting of Members held on December 12, 2014. As of the date the financial statements were issued, the SEC had not declared the registration statement under the 1933 Act effective.

7. Subsequent Events

At a meeting held on November 24, 2015, the Board ratified the appointment of Ann Marie Swanson of Alaric Compliance Services, LLC as the Company’s new Chief Compliance Officer. Ms. Swanson has more than 20 years of compliance experience.

Management evaluated subsequent events through the date the financial statements were issued, and determined that, other than the event described above, there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

11

FEG Absolute Access TEI Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the FEG Absolute Access Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the FEG Absolute Access Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings, which includes securities held by FEG Absolute Access Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12

FINANCIAL STATEMENTS

FEG Absolute Access Fund LLC
Six Months Ended September 30, 2015
(unaudited)

FEG Absolute Access Fund LLC

Financial Statements

Six Months Ended September 30, 2015
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information	16

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2015
(unaudited)

Assets
Cash	$4,131,740
Short-term investments (cost $3,250,782)	3,250,782
Investments in Portfolio Funds, at fair value (cost $382,659,546)	409,697,505
Receivable for Portfolio Funds sold	183,082
Other assets	184
Total assets	$417,263,293

Liabilities and members’ capital
Capital withdrawals payable	$849,856
Line of credit loan payable	15,000,000
Management fee payable	848,988
Accounting and administration fees payable	94,258
Professional fees payable	81,548
Line of credit fees payable	15,282
Directors fees payable	12,000
Other liabilities	66,840
Total liabilities	16,968,772
Members’ capital	400,294,521
Total liabilities and members’ capital	$417,263,293

Components of members’ capital
Paid-in capital	$349,148,507
Accumulated net investment loss	(15,939,346)
Accumulated net realized gain on investments	40,047,401
Accumulated net unrealized appreciation on investments	27,037,959
Members’ capital	$400,294,521

Units issued and outstanding (unlimited units authorized)	321,495
Net Asset Value per unit	$1,245.10

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

September 30, 2015
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)
Investments in Portfolio Funds:(2)
United States:
Multi-Strategy: (3)
Absolute Return Capital Partners, L.P.	$21,226,792	$17,002,461	4.2%	Monthly	15 days
AG Super Fund, L.P.(4)	12,308,154	16,055,194	4.0	Annually (5)	60 days
BlueTrend Fund, L.P., Class A	14,500,000	16,549,304	4.1	Monthly	60 days
Brevan Howard Argentina Fund Limited	12,000,000	10,371,394	2.6	Monthly	90 days
Canyon Balanced Fund, L.P.	19,642,801	18,630,014	4.7	Quarterly (6)	90 days
Caxton Global Investments Limited, Class T	18,800,000	19,515,237	4.9	Quarterly	45 days
Claren Road Credit Partners, L.P.(14)	17,914,370	16,552,520	4.1	Quarterly (5)	45 days
CVI Global Value Fund A, L.P., Class H(4)	805,090	2,215,163	0.6	Quarterly (7)	120 days
Elliott International Limited	25,928,845	26,551,904	6.6	Semi-Annually (7)	60 days
Eton Park Fund, L.P., Class B(4)	19,227,946	24,180,269	6.0	Quarterly (5)	65 days
Eton Park Overseas Fund, Ltd.(4)	953,910	1,133,033	0.3	Quarterly (5)	65 days
Farallon Capital Partners, L.P.(4)	18,060,570	21,400,000	5.3	Annually (5)	45 days
Fir Tree Capital Opportunity Fund, L.P.	17,850,400	21,331,704	5.3	Annually (5)	90 days
Governors Lane Onshore Fund L.P.	6,000,000	5,922,083	1.5	Quarterly (5)	65 days
Graham Global Investment Fund II SPC, Ltd.	18,875,886	21,079,247	5.3	Weekly	3 days
GSO Special Situations Fund, L.P.(4)	239,596	372,546	0.1	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	13,497,263	17,487,398	4.4	Quarterly	90 days
Highfields Capital, Ltd.(4)	19,194,668	19,989,200	5.0	Annually (7)(8)	60 days
Highfields Capital II, L.P.(4)	210,155	214,317	0.0	Annually (7)	60 days
Indaba Capital Partners (Cayman), LP	7,000,000	6,678,565	1.7	Quarterly	90 days
Kepos Alpha Fund, L.P., Class A	18,550,000	19,119,271	4.8	Quarterly (9)	65 days
LibreMax SL Fund, L.P.	11,500,000	12,517,719	3.1	Not Permitted	N/A
MKP Opportunity Partners, L.P.	13,500,000	14,086,578	3.5	Monthly	60 days
OZ Asia Domestic Partners, L.P.	17,250,000	19,464,348	4.9	Quarterly (10)	30 days
Rimrock High Income PLUS (QP) Fund, L.P.	20,000,000	21,059,899	5.3	Quarterly (7)	120 days
Stark Investments, L.P. (4)(11)	14,122	3,909	0.0	Quarterly	N/A
Stark Investments, L.P., Class A (4)(12)	174,412	149,213	0.0	Quarterly	N/A
Stark Investments, L.P., Class B (4)	11,324	16,753	0.0	Quarterly	N/A
Strategic Value Restructuring Fund, L.P., Class C	17,999,612	19,224,889	4.8	Annually (5)	95 days
Taconic Opportunity Fund, L.P.	19,423,630	20,823,373	5.2	Quarterly	60 days
Total investments in Portfolio Funds	$382,659,546	$409,697,505	102.3%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Federated Prime Obligations Fund #10, 0.11% (13)	$3,250,782	$3,250,782	0.8%
Total investments in Portfolio Funds and short-term investments	$385,910,328	$412,948,287	103.1%

Liabilities less other assets		(12,653,766)	(3.1)%

Members’ capital		$400,294,521	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage and other event-driven strategies.

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(6)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50% and 100% of the total investment becoming eligible for redemption each successive quarter.

(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.

(8)	In addition to annual withdrawals, semi-annual withdrawals are also permitted from this Portfolio Fund at a limited amount of 25% of the net asset value held by a shareholder.

(9)

In addition to quarterly withdrawals, monthly withdrawals are also permitted from this Portfolio Fund at a limited amount of 33% of the net asset value held by a shareholder subject to a 0.20% redemption fee on the proceeds.

(10)	Withdrawals from this Portfolio Fund are permitted after a one-year and a quarter lockup period from the date of the initial investment.

(11)	Does not include holdback at cost of $158,881, included in receivable for Portfolio Funds sold in the Statement of Assets, Liabilities and Members’ Capital.

(12)	Does not include holdback at cost of $1,459, included in receivable for Portfolio Funds sold in the Statement of Assets, Liabilities and Members’ Capital.

(13)	The rate shown is the annualized 7-day yield as of September 30, 2015.

(14)	The entire amount of this Portfolio Fund in the amount of $16,552,520 is held as a collateral for the line of credit outstanding as of September 30, 2015.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

FEG Absolute Access Fund LLC

Statement of Operations

Six Months Ended September 30, 2015
(unaudited)

Investment income
Dividend income	$2,113

Expenses
Management fees	1,728,978
Accounting and administration fees	181,781
Line of credit interest expense	64,556
Professional fees	63,540
Line of credit fees	36,944
Custodian fees	22,145
Directors fees	14,000
Other expenses	17,667
Total expenses	2,129,611
Net investment loss		$(2,127,498)

Realized and unrealized loss on investments
Net realized gain on investments	694,839
Net change in unrealized appreciation/depreciation on investments	(12,356,731)
Net realized and unrealized loss on investments		(11,661,892)
Net decrease in members' capital resulting from operations		$(13,789,390)

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2015 (unaudited)	Year Ended March 31, 2015
Operations
Net investment loss	$(2,127,498)	$(3,605,281)
Net realized gain on investments	694,839	26,788,437
Net change in unrealized appreciation/depreciation on investments	(12,356,731)	(6,154,215)
Net change in members' capital resulting from operations	(13,789,390)	17,028,941

Capital transactions
Capital contributions	51,996,168	90,617,087
Capital withdrawals	(36,119,056)	(23,609,518)
Net change in members' capital from capital transactions	15,877,112	67,007,569

Net change in members' capital	2,087,722	84,036,510

Members' capital at beginning of period	398,206,799	314,170,289
Members' capital at end of period	$400,294,521	$398,206,799

Accumulated net investment loss	$(15,939,346)	$(13,811,848)

Units transactions
Units sold	40,402	71,925
Units redeemed	(28,298)	(18,797)
Net change in units	12,104	53,128

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2015
(unaudited)

Operating activities
Net decrease in members’ capital resulting from operations	$(13,789,390)
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of investments in Portfolio Funds	(31,502,821)
Proceeds from sales of investments in Portfolio Funds	8,271,489
Net realized gain on investments in Portfolio Funds	(694,839)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	12,356,731
Proceeds from short-term investments, net	769,253
Changes in operating assets and liabilities:
Other assets	(121)
Management fee payable	290,412
Professional fees payable	(73,450)
Accounting and administration fees payable	4,436
Directors fees payable	2,000
Other liabilities	(6,491)
Net cash used in operating activities	(24,372,791)

Financing activities
Line of credit loan payable	15,000,000
Line of credit fees payable	11,889
Proceeds from capital contributions	48,471,168
Payments for capital withdrawals	(36,003,316)
Net cash provided by financing activities	27,479,741

Net change in cash	3,106,950
Cash at beginning of period	1,024,790
Cash at end of period	$4,131,740

Supplemental disclosure of interest paid	$64,556

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Six Months Ended September 30, 2015 (unaudited)	Year Ended March 31, 2015
Per unit operating performances:(1)
Net asset value per unit, beginning of period	$1,287.07	$1,225.97
Income (loss) from investment operations:
Net investment loss	(4.94)	(4.81)
Net realized and unrealized gain (loss) on investments	(37.03)	65.91
Total change in per unit value from investment operations	(41.97)	61.10

Net asset value per unit, end of period	$1,245.10	$1,287.07

			Year Ended March 31,
	Six Months Ended September 30, 2015 (unaudited)		2015	2014	2013	2012	2011
Ratios to average members' capital:(2)
Total expenses	1.04	%(3)	1.06%	1.12%	1.21%	1.14%	0.70%
Net investment loss	(1.04	)%(3)	(1.06)%	(1.12)%	(1.21)%	(1.14)%	(0.70)%

Total return	(3.26	)%(4)	4.98%	7.40%	8.26%	(1.89)%	8.43%
Portfolio turnover	1.62	%(4)	28.75%	17.93%	7.96%	8.84%	5.67%
Members' capital end of period (000's)	$400,295		$398,207	$314,170	$232,230	$241,336	$170,064

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Company invests.

(3)	Annualized.

(4)	Not annualized.

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

September 30, 2015
(unaudited)

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Pursuant to a sub-advisory agreement with the Investment Manager and the Company, InterOcean Capital, LLC, an investment adviser registered under the Advisers Act, serves as the Company’s sub-adviser (in such capacity, the “Sub-Adviser”). The Sub-Adviser participates by appointing a member of the Investment Manager’s investment policy committee, thereby assisting in oversight of the Company’s investments, making Portfolio Fund Manager (as defined below) selection and termination recommendations and approving significant and strategic asset allocation changes.

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection, and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

Units of limited liability company interest (“Units”) of the Company are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

2. Significant Accounting Policies

The Company is an investment company, as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (ASC) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds were $33,634,765 and $6,626,423, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of September 30, 2015, eleven of the 30 Portfolio Funds had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of September 30, 2015 was $5,377,554 and represented 1.34% of total Members’ capital.

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Company elected to early adopt and retroactively apply ASU 2015-07. As a result of the Company’s adoption of ASU 2015-07, investments in Portfolio Funds with a fair value of $409,697,505 are excluded from the fair value hierarchy as of September 30, 2015.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Short-term investments	$3,250,782	$–	$–	$3,250,782
Total	$3,250,782	$–	$–	$3,250,782

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Company discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 for the six months ended September 30, 2015.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date.

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2011 through December 31, 2014, and has concluded that as of September 30, 2015, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses in the Statement of Operations.

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2015 for which Units are issued October 1, 2015. Capital contributions received in advance do not participate in the earnings of the Company until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2015 but were paid subsequent to period-end.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Company a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $1,728,978 for the six months ended September 30, 2015, of which $848,988 was payable as of September 30, 2015.

The Investment Manager, not the Company, pays the Sub-Adviser a monthly fee equal to 10% of the Management Fee received by the Investment Manager from the Company as of the end of each calendar month. Effective May 11, 2015, the Sub-Adviser agreed to waive any unpaid past and future compensation that did or would exceed 10% of the adjusted income of the Investment Manager attributable to the services that the Investment Manager renders to the Company.

Prior to April 1, 2015, each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined by the 1940 Act, received a fee of $2,500 per quarter. Effective April 1, 2015, each Independent Director receives a quarterly retainer of $3,500. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $14,000 for the six months ended September 30, 2015, of which $12,000 was payable as of September 30, 2015.

As of September 30, 2015, FEG Absolute Access TEI Fund LLC, an affiliated investment company of the Company registered under the 1940 Act, owned 84.11% of the Company’s outstanding Units, with a value of $336,700,383.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (the “Operating Agreement”), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Company to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Company to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Company should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Company’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Company repurchase Units; (ii) the liquidity of the Company’s assets; (iii) the investment plans and working capital requirements of the Company; (iv) the relative economies of scale with respect to the size of the Company; (v) the history of the Company in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

The Company’s Operating Agreement provides that the Company will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Company has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

When the Board determines that the Company will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Company (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Company, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Company may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Company will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Company (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Company, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Company entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Company has received at least 90% of the aggregate amount withdrawn by the Company from the Portfolio Funds, whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Company’s next annual audit, which is expected to be completed within 60 days after the end of the Company’s fiscal year-end.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Company within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Company in an amount equal to 2.00% of the repurchase price. The repurchase fee is intended to compensate the Company for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Company does not intend to impose any charges on the repurchase of Units.

If Members request that the Company repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Company shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Company reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $20 million line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate plus a spread of 200 basis points (2.00%). The average interest rate and the average daily loan balance for the 73 days the Company had outstanding borrowings under the LOC were 2.20% and $14,342,466, respectively, for the six months ended September 30, 2015. As of September 30, 2015, the unused amount of the LOC was $5,000,000.

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2015, the LOC agreement was amended to change the scheduled commitment termination date (the “Termination Date”) to September 30, 2016. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

8. Subsequent Events

At a meeting held on November 24, 2015, the Board ratified the appointment of Ann Marie Swanson of Alaric Compliance Services, LLC as the Company’s new Chief Compliance Officer. Ms. Swanson has more than 20 years of compliance experience.

Management evaluated subsequent events through the date the financial statements were issued, and, other than the event described above, determined that there were no subsequent events that required disclosure in or adjustment to the Company’s financial statements.

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management and Sub-Advisory Agreements

At a meeting of the Board of the Company held on May 11, 2015, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved the continuation of the investment management agreement (the “Investment Management Agreement”) between the Investment Manager and the Company and the sub-advisory agreement among the Investment Manager, Sub-Adviser and the Company (the “Sub-Advisory Agreement”, and together with the Investment Management Agreement, the “Advisory Agreements”).

In advance of the meeting, the Directors requested and received extensive materials from the Investment Manager and Sub-Adviser to assist them in considering the approval of the Advisory Agreements. The materials provided by the Investment Manager and Sub-Adviser contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Company.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager and Sub-Adviser. The Board then met in executive session with the counsel to the Independent Directors for a full review of the materials. Following this session, the meeting reconvened and after further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager, the Sub-Adviser and their affiliates in performing advisory services for the Company, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Company and the extent to which these would be passed on to the Company; (6) other compensation or possible benefits to the Investment Manager, the Sub-Adviser and their affiliates arising from their advisory and other relationships with the Company; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; (9) the allocation of total fees between the Investment Manager and the Sub-Adviser with respect to the Company; and (10) possible conflicts of interest that the Investment Manager and the Sub-Adviser may have with respect to the Company. It was noted that the Sub-Adviser does not perform similar services for other clients.

FEG Absolute Access Fund LLC

Other Information (continued)

The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager and the Sub-Adviser to the Company are appropriate and consistent with the terms of the Company’s Amended and Restated Limited Liability Company Operating agreements, that the quality of those services are anticipated to be consistent with industry norms and that the Company is likely to benefit from the Investment Manager’s and the Sub-Adviser’s management of the Company’s investment program.

The Board noted that FEG AAF LLC had outperformed the HFRI Fund of Funds Composite Index for the 2-, 3-, 5- and 7-year time periods and had been slightly outperformed during the 1-year time period.

The Board also concluded that the Investment Manager and the Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Company effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Company. The Board reviewed the financial statements of the Investment Manager. In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager, the Sub-Adviser and their affiliates. The Board concluded that the Investment Manager’s anticipated fees and profits to be derived from its relationship with the Company in light of the Company’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds.

The Board also considered that the sub-advisory fee received by InterOcean reflected the overall value of services provided to the Fund and to the Investment Manager, generally. The Board also concluded that the overall expense ratio of the Company was reasonable, taking into account the projected size of the Company and the quality of services provided by the Investment Manager.

The Board considered the extent to which economies of scale were expected to be realized relative to fee levels as the Company’s assets grow.

The Board considered all factors and no one factor alone was deemed dispositive. After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Management Agreement and Sub-Advisory Agreement.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board of Directors of the Fund concluded that the compensation and other terms of the Advisory Agreements were in the best interests of the Fund’s Members.

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ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	DECEMBER 09, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Alan Lenahan
J. Alan Lenahan, President
(principal executive officer)

Date	DECEMBER 09, 2015

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 09, 2015

*	Print the name and title of each signing officer under his or her signature.